Intangible assets and goodwill	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Intangible assets and goodwill

5. Intangible assets and goodwill

The below table represents the details of the intangible assets and goodwill as of December 31, 2025 and December 31, 2024:

	Goodwill		In process R&D (Flysin)		Trademark rights		Software		Total
Cost
Beginning Cost at 12/31/2023	₣	22,848,728	₣	28,498,755	₣	31,261,245	₣	48,857	₣	82,657,585
Disposals		-		-		-		(7,999)		(7,999)
FX effects		-		-		1,272		-		1,272
Ending Cost at 12/31/2024	₣	22,848,728	₣	28,498,755	₣	31,262,517	₣	40,858	₣	82,650,858
Additions		-		-		-		-		-
FX effects		-		-		816		8		824
Ending Cost at 12/31/2025	₣	22,848,728	₣	28,498,755	₣	31,263,333	₣	40,866	₣	82,651,682

Accumulated depreciation
Balance at 12/31/2023	₣	-	₣	-	₣	(4,696,411)	₣	(37,253)	₣	(4,733,664)
Amortization for the year		-		-		(1,579,717)		(7,597)		(1,587,314)
Disposals		-		-		-		4,140		4,140
Balance at 12/31/2024		-		-		(6,276,128)		(40,710)		(6,316,838)
Amortization for the year		-		-		(1,577,997)		(156)		(1,578,153)
Balance at 12/31/2025	₣	-	₣	-	₣	(7,854,125)	₣	(40,866)	₣	(7,894,991)

Carrying Amount
at 12/31/2024	₣	22,848,728	₣	28,498,755	₣	24,986,389	₣	148	₣	76,334,020
at 12/31/2025	₣	22,848,728	₣	28,498,755	₣	23,409,208	₣	-	₣	74,756,691

Patent claims, in particular the patent claims of Veraxa Biotech GmbH and the former Company ARAXA, are summarized under the heading ‘Intangible asset - Trademark rights’. The intangible asset ‘Intangible– In-Process R&D Flysin’ stems from the acquisition of the Company Synimmune; it is an antibody that has already successfully completed a Phase I trial.

Intangible assets are amortized on a straight-line basis, whenever possible over the term of patent protection (20 years). Amortization of intangible assets is under depreciation and amortization. Amortization begins with the commencement of use or revenue generation. In-process R&D is not being amortized until completed, but instead is tested for impairment annually under IAS38. The annual impairment test for goodwill did not reveal any need for impairment.

Goodwill is a result of the ARAXA acquisition prior to 2022.